Short-Term Bank Loans	12 Months Ended
Dec. 31, 2022
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

NOTE 9 — SHORT-TERM BANK LOANS

On May 31, 2021, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB10.0 million ($1,559,314) as working capital for a year, with a maturity date of May 31, 2022. The loan bore a fixed interest rate of 5.54%. The loan was repaid in full upon maturity. The loan was guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and XJ Financing Guaranty. In order for XJ Financing Guaranty to endorse the guarantee with the bank, the Company’s controlling shareholder Mr. Gang Li and his wife, Ms. Ying Xiong, jointly signed a personal guarantee agreement with XJ Financing Guaranty and pledged their residential property as collateral to XJ Financing Guaranty. In addition, Xinjiang United Family pledged all its equipment in the PRC as collateral to XJ Financing Guaranty. Three affiliated entities controlled by Mr. Gang Li also signed guarantee agreements with XJ Financing Guaranty.

On December 23, 2022, Xinjiang United Family entered into a new loan agreement with Huaxia Bank to borrow RMB3.0 million ($434,959) as working capital for a year, with a maturity date of December 23, 2023. The loan bore a fixed interest rate of 3.95%. The loan is guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by the Chairman of the Company.

The Company incurred interest expenses of $37,277, $98,033, and $108,852 for the years ended December 31, 2022, 2021, and 2020, respectively.